Deferred Subsidies - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Receivables [Abstract]
Grants received	$ 0	0	$ 45,625	35,960	$ 45,625	240,240